UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
2/28/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.1%)(a)
		Principal
	Rating(RAT)	amount	Value

Guam (0.6%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$500,000	$320,540
5 1/4s, 6/1/32	BBB+/F	1,630,000	1,147,960
			1,468,500

Massachusetts (90.9%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	2,150,000	1,514,030
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds
(Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	4,165,000	4,164,625
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s,
11/1/13	Aa2	6,350,000	6,861,299
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace),
Ser. A, GNMA Coll., 6.35s, 2/20/32	AAA	2,100,000	2,192,421
Lowell, G.O. Bonds, Ser. A, XLCA, 5s, 9/15/22	Aa3	1,750,000	1,809,850
MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. C,
5 1/2s, 7/1/16	AAA	2,975,000	3,509,994
MA State G.O. Bonds (Construction Loan), Ser. A, 5s,
8/1/27	Aa2	2,000,000	2,052,760
MA State Rev. Bonds (Single Fam.), Ser. 134, 5.45s,
12/1/28	Aa2	3,190,000	3,158,132
MA State VRDN (Central Artery), Ser. B, 0.48s, 12/1/30	VMIG1	2,100,000	2,100,000
MA State College Bldg. Auth. Rev. Bonds
Ser. B, NATL, 7s, 5/1/16	Aa2	1,340,000	1,669,211
Ser. B, XLCA, 5 1/2s, 5/1/28	A1	4,000,000	4,270,000
Ser. A, AGO, 5s, 5/1/28	AAA	2,270,000	2,293,109
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	85,000	82,841
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	BB+/P	1,305,000	1,479,661
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	Aa3	1,950,000	2,068,248
(MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10	Aa3	1,830,000	1,917,236
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	1,000,000	549,410
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	4,714,850
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	600,000	340,806
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,271,848
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	978,649
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	865,660
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	2,251,470
(Simmons College), Ser. H, XLCA, 5 1/4s, 10/1/33	A3	1,000,000	747,270
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	889,647
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,017,310
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AAA	2,000,000	1,978,640
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,004,230
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,534,140
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-	550,000	400,961
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB-	515,000	402,467
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AAA	2,000,000	692,760
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AAA	2,000,000	741,620
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6A,
0.45s, 10/1/42	VMIG1	3,700,000	3,700,000
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A
5s, 1/1/19	A-	1,200,000	1,179,816
5s, 1/1/18	A-	580,000	579,142
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC,
5s, 1/1/13	AA	3,625,000	3,559,460
MA State Hlth. & Edl. Fac. Auth. FRN, NATL, 7.997s,
7/1/18	AA	9,000,000	8,999,100
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	2,890,000	3,083,890
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	1,000,000	679,570
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,125,000	2,928,469
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,116,830
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,326,950
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s,

7/1/29	Ba2	1,000,000	746,410
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	2,370,000	2,151,296
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	2,100,000	2,214,261
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/14	Aa2	1,460,000	1,546,461
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32	Aa2	150,000	149,034
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	2,160,000	2,083,709
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,995,000	1,747,221
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,460,000	1,547,688
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB-	2,600,000	1,946,516
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	1,290,790
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	2,031,810
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A3	1,030,000	852,274
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A3	1,000,000	827,450
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,775,470
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AAA	1,000,000	971,850
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,444,400
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	10,881,800
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	486,386
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	509,055
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	500,000	508,825
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	517,727
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	2,000,000	1,985,120
(Simmons College), Ser. F, FGIC, 5s, 10/1/33
(Prerefunded)	A3	5,245,000	5,929,577
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	750,000	474,570
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,158,220
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s,
10/1/26	AA-	2,000,000	2,035,240
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	844,421
(Wellesley College), 5s, 7/1/17	Aaa	1,000,000	1,082,210
(Worcester City Campus Corp.), Ser. F, FGIC, NATL,
4 1/2s, 10/1/25	AA-	2,735,000	2,595,789
MA State Hlth. & Edl. Fac. Auth. VRDN
(Northeastern U.), Ser. U, 0.38s, 10/1/22	VMIG1	4,500,000	4,500,000
(Museum of Fine Arts), Ser. A2, 0.4s, 12/1/37	VMIG1	1,500,000	1,500,000
(Harvard U.), Ser. R, 0.30s, 11/1/49	VMIG1	4,200,000	4,200,000
MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser.
126, 4.7s, 6/1/38	Aa2	2,000,000	1,597,100
MA State Hsg. Fin. Agcy. Rev. Bonds
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	987,090
(Single Fam. Mtge.), Ser. 86, 5.1s, 12/1/21	Aa2	135,000	133,248
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	1,500,000	1,311,945
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	3,909,710
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	3,850,000	3,572,261
MA State Port Auth. Rev. Bonds
Ser. A, NATL, 5s, 7/1/33	Aa3	2,400,000	2,321,136
Ser. C, FSA, 5s, 7/1/27	AAA	5,000,000	4,173,300
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,065,010
MA State Port Auth. Special Fac. Rev. Bonds (BOSFUEL),
FGIC, NATL, 5s, 7/1/27	AA-	2,500,000	2,073,625
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A, FSA
5s, 8/15/26	AAA	6,000,000	6,135,780
5s, 8/15/23	AAA	5,000,000	5,232,400
5s, 8/15/20	AAA	5,000,000	5,393,500
5s, 8/15/17	AAA	5,000,000	5,594,600
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll.
5 1/4s, 1/1/22 (Prerefunded)	A2	2,000,000	2,223,460
5 1/4s, 1/1/20 (Prerefunded)	A2	3,000,000	3,335,190
MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,534,900
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,033,930
Ser. 12, 5s, 8/1/20	Aaa	2,645,000	2,878,448
MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
6 1/2s, 7/15/19 (Prerefunded)	AA+	5,500,000	6,730,075
NATL, 5s, 8/1/29	AA+	4,000,000	4,024,280
NATL, 5s, 8/1/29	AA+	3,225,000	3,253,509
NATL, 5s, 8/1/27	AA+	1,500,000	1,529,850
Milford, G.O. Bonds, FSA, 5 1/8s, 12/15/24	Aa3	2,475,000	2,609,888
Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AA+	1,000,000	997,790
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16 (Prerefunded)	A+	790,000	919,995
5 3/8s, 11/1/16	A+	210,000	235,538
			242,021,520

Puerto Rico (7.6%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	2,225,000	1,650,461
Cmnwlth. of PR, G.O. Bonds
FGIC, 5 1/2s, 7/1/14	Baa3	500,000	491,980
(Pub. Impt.), Ser. A, 5s, 7/1/13	Baa3	1,395,000	1,346,747
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	4,250,000	3,806,980
AGO, 5s, 7/1/28	AAA	1,250,000	1,210,775
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5 1/4s, 7/1/25	A3	1,350,000	1,238,342
Ser. SS, NATL, 5s, 7/1/15	AA-	1,610,000	1,547,790
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	BBB	500,000	467,545

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
I, FGIC, 5s, 7/1/25	BBB	3,000,000	2,597,820
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds
(Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/17	Baa3	1,500,000	1,393,755
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/21	Baa3	3,250,000	3,026,660
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	583,791
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29
(Prerefunded)	Baa3	815,000	910,542
			20,273,188

TOTAL INVESTMENTS

Total investments (cost $270,533,834) (b)			$263,763,208

NOTES

(a) Percentages indicated are based on net assets of $266,137,216.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $270,533,834, resulting in gross unrealized appreciation and depreciation of $8,153,396 and $14,924,022, respectively, or net unrealized depreciation of $6,770,626.

The rates shown on Mandatory Put Bonds, VRDN, FRB and FRN are the current interest rates at February 28, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

Education	28.5%
Health care	17.0
Utilities and power	16.5

The fund had the following insurance concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

NATL	11.9%
FSA	10.9

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$--	$--

Level 2	263,763,208	--

Level 3	--	--

Total	$263,763,208	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009